SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 1,931	$ 11,666	$ 21,224	$ 34,127
Dividends, Common Stock, Cash
Dividend, Non-vested participating shares
Undistributed Earnings, Basic			11,666		34,127
Undistributed Earnings (Loss) Available to Common Shareholders, Basic			11,554		33,795
Allocation of Undistributed Earnings to Nonvested Shares			$ 112		$ 332
Earnings Per Share, Basic, Distributed
Earnings Per Share, Basic, Undistributed			0.13		0.38
Earnings Per Share, Basic		$ 0.02	$ 0.13	$ 0.23	$ 0.38
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		$ 1,931	$ 11,554	$ 21,224	$ 33,795
Add-back : Ordinary shares, As reported - basic		91,250,125	89,876,456,000	90,943,364	88,452,027,000
Undistributed earnings allocated to nonvested shareholders			$ 112		$ 332
Ordinary shares, undistributed earnings allocated to nonvested shareholders
Undistributed & distributed earnings to ordinary shareholders, private warrants	[1]		$ (0)		$ (0)
Ordinary shares, private warrants	[1]		(0)		(0)
Undistributed & distributed earnings to ordinary shareholders, public warrants	[1]
Ordinary shares public warrants.	[1]
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to non-vested shareholders			$ (112)		$ (332)
Ordinary shares, Undistributed earnings reallocated to nonvested shareholders
Diluted EPS - Ordinary shares			$ 11,554		$ 33,795
Weighted Average Number of Shares Outstanding, Diluted		93,116,486	89,876,456	93,288,498	88,452,027
Earnings Per Share, Diluted		$ 0.02	$ 0.13	$ 0.23	$ 0.38

[1]	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at September 30, 2020. These warrants are anti-dilutive at current market prices. In addition to these warrants, the Company also has 1,119,905 restricted stock units that are non-participating at September 30, 2020.